Document and Entity Information	Apr. 23, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2021
Entity Registrant Name	KKR Real Estate Finance Trust Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38082
Entity Tax Identification Number	47-2009094
Entity Address, Address Line One	30 Hudson Yards
Entity Address, Address Line Two	Suite 7500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001631596
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	KREF
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	KREF PRA
Security Exchange Name	NYSE